[SUN LIFE LOGO]

VIA EDGAR

April 30, 2004

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Sun Capital Advisers Trust
File Nos. 333-59093 and 811-08879

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectuses and Statement of Additional Information dated April 30, 2004 for Sun Capital Advisers Trust (the "Trust") contains no changes from the form of prospectuses and Statement of Additional Information for the Trust submitted in Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to the Trust's registration statement on Form 485(b) filed with the Securities and Exchange Commission on April 29, 2004 via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (781) 446-1867.

Very truly yours,

/s/ MAURA A. MURPHY

Maura A. Murphy

Secretary